CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥)	Share capital	Treasury shares	Other reserves (Note 22)	Accumulated losses	Attributable to owners of the Company	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2020	¥ 469,000	¥ (2,023,000)	¥ 870,355,000	¥ (477,905,000)	¥ 390,896,000	¥ 34,840,000	¥ 425,736,000
Comprehensive loss
Loss for the year				(586,619,000)	(586,619,000)	(82,897,000)	(669,516,000)
Currency translation differences			574,000		574,000		574,000
Total comprehensive income (loss) for the year			574,000	(586,619,000)	(586,045,000)	(82,897,000)	(668,942,000)
Transactions with owners
Transactions with non-controlling shareholders (Note 31)			3,020,000		3,020,000	(1,586,000)	1,434,000
Share-based payment			35,462,000		35,462,000		35,462,000
Business combination (Note 29)						163,000	163,000
Disposal of subsidiaries (Note 30)						20,840,000	20,840,000
Dividend to non-controlling shareholders						(1,115,000)	(1,115,000)
Total transactions with owners			38,482,000		38,482,000	18,302,000	56,784,000
Balance at the end at Dec. 31, 2021	469,000	(2,023,000)	909,411,000	(1,064,524,000)	(156,667,000)	(29,755,000)	(186,422,000)
Comprehensive loss
Loss for the year				(76,247,000)	(76,247,000)	141,000	(76,106,000)
Currency translation differences			(665,000)		(665,000)		(665,000)
Revaluation of investment properties upon transfer from property, plant and equipment			5,964,000		5,964,000		5,964,000
Total comprehensive income (loss) for the year			5,299,000	(76,247,000)	(70,948,000)	141,000	(70,807,000)
Transactions with owners
Transactions with non-controlling shareholders (Note 31)			(2,613,000)		(2,613,000)	(748,000)	(3,361,000)
Share-based payment			27,515,000		27,515,000		27,515,000
Disposal of subsidiaries (Note 30)						18,140,000	18,140,000
Deregister of subsidiary			17,000		17,000		17,000
Issuance of shares(Note 20)	157,000		94,009,000		94,166,000		94,166,000
Transaction costs related to issuance of shares			(5,128,000)		(5,128,000)		(5,128,000)
Total transactions with owners	157,000		113,800,000		113,957,000	17,392,000	131,349,000
Balance at the end at Dec. 31, 2022	626,000	(2,023,000)	1,028,510,000	(1,140,771,000)	(113,658,000)	(12,222,000)	(125,880,000)
Comprehensive loss
Loss for the year				(37,432,000)	(37,432,000)	(2,490,000)	(39,922,000)
Currency translation differences			(790,000)		(790,000)		(790,000)
Revaluation of investment properties upon transfer from property, plant and equipment			(1,498,000)		(1,498,000)		(1,498,000)
Total comprehensive income (loss) for the year			(2,288,000)	(37,432,000)	(39,720,000)	(2,490,000)	(42,210,000)
Transactions with owners
Share-based payment	14,000		7,500,000		7,514,000		7,514,000
Disposal of subsidiaries (Note 30)			(5,000)		(5,000)		(5,000)
Dividend to non-controlling shareholders						(546,000)	(546,000)
Addition of paid-in capital			170,001,000		170,001,000		170,001,000
Convertible note convert into shares	338,000		24,417,000		24,755,000		24,755,000
Total transactions with owners	352,000		201,913,000		202,265,000	(546,000)	201,719,000
Balance at the end at Dec. 31, 2023	¥ 978,000	¥ (2,023,000)	¥ 1,228,135,000	¥ (1,178,203,000)	¥ 48,887,000	¥ (15,258,000)	¥ 33,629,000